Putnam
International
Voyager
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Lipper Analytical Services ranked Putnam International Voyager Fund's class A shares 15 out of 383 international funds for 2-year performance as of September 30, 1998.

* "We believe many smaller international companies are currently mispriced and we believe the fund is well positioned to take advantage of this opportunity through its ability to buy growing and undervalued smaller companies as well as those companies undergoing restructurings or offering profitable products."

                                  -- Omid Kamshad, portfolio manager
   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements

   Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A shares ranked 23 out of 489 funds for one-year performance, as of 9/30/98. Performance of other share classes will vary. The fund was not ranked over longer periods.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam International Voyager Fund's ability to navigate the equity markets beyond the borders of the United States for suitable investments quite naturally led its managers to Europe during the fund's fiscal year ended August 31, 1998. They did not completely ignore Asia or emerging markets, but they found little to excite them in these troubled sectors.

Europe's continued economic strength, its vibrant consumer spending, and the positive implications of Economic and Monetary Union simply offered the best prospects in the search for undervalued stocks of companies your fund's managers believe possess reasonably dependable earnings growth.

Asia was represented in the portfolio, of course, mainly by companies that report their earnings in U.S. dollars and that occupy niche positions in their industries. Your fund's managers continue to view Japan with caution.

In the following report, the management team discusses fiscal '98 strategy and performance and takes a look at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998


Report from the Fund Managers
Omid Kamshad, lead manager
Justin M. Scott
Joshua Byrne
Nigel Hart

During the 12 months ended August 31, 1998, the investment environment shifted from a tacit acknowledgment of a regional economic problem in Southeast Asia to a worldwide focus on financial and currency market instability and uncertainty. Despite this volatile environment, we believe that Putnam International Voyager Fund is relatively well positioned as it embarks on fiscal 1999. Your fund's portfolio of small and midsize companies represents markets and industries we consider are able to grow despite the current concerns in the world.

The Fund's current positioning reflects our disciplined investment strategy of seeking companies outside the United States with dependable earnings and compelling valuations. For the year ended August 31, 1998, the fund had a total return of 11.77% at net asset value (5.36% at public offering price). This compares favorably with the -0.14% return of the Morgan Stanley Capital International EAFE Index. For more performance information, including results for other share classes, please turn to page 9.

* FOCUS REMAINS ON EUROPE, WHERE STRONG CONSUMER SPENDING IS DRIVING
  ECONOMY

Despite economic contractions in much of the world outside the United States, Europe has remained a beacon of solid economic growth. More importantly, consumer spending has shown renewed strength and with the approach of a single domestic market as a result of Economic and Monetary Union (EMU) next year, it looks promising for the future.

Given the declining economic growth rates and lower corporate earnings around the world, we focused the portfolio on the relative economic strength of the European region, particularly on companies that we believe have reasonably dependable earnings growth. As a result, we targeted not only classic defensive companies such as utilities -- as evidenced by the fund's large weighting in Milan-based electric and gas distributor AEM SPA -- but also industries that stand to benefit from strong consumer demand.

This reasoning accounts for many of the fund's positions in telecommunications, retail, and media companies. One example is ESAT Telecom Group of Ireland. This growing company is one of two Irish mobile cellular operators, thus making it well positioned to take advantage of nascent cellular subscription growth in Ireland. In our opinion, an added bonus of investing in ESAT is that the market has not accounted for the potential growth of its land-line business -- which we believe could potentially create value for shareholders -- and is considering only its cellular business.

We found Bouygues, a French company involved in construction, telecommunications, and media, to be another attractive way to take advantage of improving consumer demand and a growing European economy. These industries benefit from a benign economic environment, as does retailing. Two Italian retailers -- Industrie Natuzzi SPA is a furniture manufacturer with sales across Europe and the United States and Marzotto & Figli SPA, owner of the well-known Hugo Boss clothing line -- are also in the portfolio. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart of COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Switzerland     16.0%

France          13.1%

Spain            8.5%

Italy            7.9%

Finland          7.6%

Footnote reads:
*Based on net assets as of 8/31/98. Holdings will vary over time.


* TARGETING EUROPEAN DEMAND FOR EQUITIES

With EMU fast approaching and concern about retirement savings on the rise, more investors in Europe are beginning to invest in the region's equity markets instead of their traditional asset choice, fixed-income securities. This trend has already benefited the large, globally oriented asset managers and banks in Europe; however, within the universe of stocks we choose from, this trend is more apparent in Swiss financial companies and in banks such as the Italian Popolare banks.

Swiss companies such as Julius Baer Holding AG and Verwaltungs-und Privat-Bank AG, as well as Liechtenstein-based Liechtenstein Global Trust AG, offer brand-name recognition and solid reputations among investors. Additionally, they are not experiencing the fallout from emerging markets trading and lending that has affected many larger institutions.

* ASIA REMAINS DISAPPOINTING AS TROUBLES LINGER

Over the past year, the Asian financial crisis -- which was initially centered in the emerging Southeast Asian nations and Korea -- spread to the financial centers of Hong Kong and Singapore. The high interest rates and the credit squeeze that occurred in Hong Kong and Singapore then devastated property, finance, and other interest-rate influenced companies.

For the most part, we concentrated on companies that have sales in U.S. dollars and that occupy niche positions in their businesses. Some examples included Asia Satellite Telecommunications and Smartone Telecommunications, of Hong Kong as well as GP Batteries International and Venture Manufacturing of Singapore. These companies have the advantage of being dollar earners, while a large portion of their costs are valued in the depreciated Asian currencies.

The fund continues to have a relatively small weighting in Japan. Within our universe of stocks, we've found it especially difficult to find Japanese companies that meet our fundamental stock selection criteria. Many of the companies we have reviewed have managements that we believe are not focused on raising returns, are not interested in returning value to shareholders, and are, in fact, destroying value by investing in businesses that can't even earn their cost of capital.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AEM SPA (Italy)
Utilities

Bouygues S. A. (France)
Building and construction

Securicor Group PLC (United Kingdom)
Conglomerates

Verwaltungs-und Privat-Bank AG (Switzerland)
Insurance and finance

Julius Baer Holdings AG (Switzerland)
Insurance and finance

NRJ S.A. (France)
Broadcasting

Zellweger Luwa AG (Switzerland)
Business equipment

Publicitas Holding S.A. (Switzerland)
Advertising

Equant N.V. (Netherlands)
Business equipment

Liechtenstein Global Trust AG (Liechtenstein)
Insurance and finance

These holdings represent 18.1% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


* STRATEGY FOR AN UNCERTAIN WORLD

With no signs of improvement in the Japanese economy and banking system, uncertainty in the U.S. market, and the financial contagion affecting emerging markets around the world, today's global environment can appear to be a disconcerting place for investors. Nevertheless, we remain optimistic about our ability to find attractive stocks within the market segments in which your fund invests.

We will continue to look for stocks with the dual attraction of dependable earnings growth and undervalued prices, relying on a rigorous process of fundamental analysis and a global research team that is experienced in the dynamics of small and midsize companies. We believe many smaller international companies are currently mispriced and offer attractive investment opportunities -- one that your fund is well positioned to take advantage of.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Voyager Fund is designed for investors seeking long-term capital appreciation substantially through common stocks of smaller-capitalization companies located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 8/31/98

                       Class A         Class B           Class M
(inception date)     (12/28/95)      (10/30/96)        (10/30/96)
                    NAV     POP     NAV     CDSC      NAV     POP
----------------------------------------------------------------------
1 year            11.77%   5.36%   10.94%   5.94%   11.20%    7.32%
----------------------------------------------------------------------
Life of fund      54.96   46.03    52.07   49.07    52.87    47.51
Annual average    17.83   15.24    17.00   16.13    17.23    15.67
----------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/98

                                            MSCI EAFE      Consumer
                                              Index       Price Index
----------------------------------------------------------------------
1 year                                        -0.14%         1.62%
----------------------------------------------------------------------
Life of fund                                  10.73          6.45
Annual average                                 3.90          2.37
----------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently or previously in effect. Without it, total returns would have been lower.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
12/28/95

                 Fund's class A      MSCI EAFE     Consumer Price
Date             shares at POP         Index            Index

12/28/95             9,525            10,000           10,000
3/31/96             10,233            10,289           10,143
6/30/96             10,654            10,452           10,208
9/30/96             10,776            10,438           10,279
12/31/96            11,250            10,604           10,332
3/31/97             11,575            10,437           10,423
6/30/97             13,401            11,792           10,443
9/30/97             13,782            11,710           10,501
12/31/97            13,103            10,793           10,507
3/31/98             15,724            12,380           10,566
6/30/98             16,232            12,512           10,618
8/31/98            $14,603           $11,073          $10,645

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $15,207 ($14,907 at CDSC); a $10,000 investment in the fund's class M shares would have been valued at $15,287 ($14,751 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

                             Class A          Class B         Class M
------------------------------------------------------------------------
Distributions (number)          1                1               1
------------------------------------------------------------------------
Income                        $0.036           $0.000          $0.001
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                      0.010            0.010           0.010
------------------------------------------------------------------------
Short-term                     0.541            0.541           0.541
------------------------------------------------------------------------
  Total                       $0.587           $0.551          $0.552
------------------------------------------------------------------------
Share value:               NAV     POP           NAV       NAV      POP
------------------------------------------------------------------------
8/31/97                   $11.66  $12.37       $11.60     $11.62  $12.04
------------------------------------------------------------------------
8/31/98                    12.37   13.12        12.25      12.30   12.75
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                       Class A          Class B           Class M
(inception date)     (12/28/95)       (10/30/96)        (10/30/96)
                    NAV     POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------
1 year            1.07%   -4.74%   0.24%   -4.53%    0.59%    -2.90%
------------------------------------------------------------------------
Life of fund     47.82    39.30   44.87    41.87    45.79     40.68
Annual average   15.21    12.76   14.37    13.51    14.64     13.16
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

This performance information does not reflect market volatility that may have occurred since the date of the information. More recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan
Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


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Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam International Voyager Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Voyager Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 1998








Portfolio of investments owned
August 31, 1998

COMMON STOCKS (94.4%) (a)
NUMBER OF SHARES                                                                       VALUE

Canada (3.0%)
--------------------------------------------------------------------------------------------
     104,055     BCE Mobile Communications, Inc. (NON)                        $    2,446,600
         500     BCE Mobile Communications, Inc. 144A (NON)                           11,756
      62,734     Four Seasons Hotels, Inc. (NON)                                   1,477,033
     108,332     National Bank of Canada (NON)                                     1,399,389
                                                                              --------------
                                                                                   5,334,778

Denmark (1.6%)
--------------------------------------------------------------------------------------------
      27,500     Sydbank A/S                                                       1,438,499
       9,400     Vestas Wind Systems A/S (NON)                                       358,242
      26,050     Vestas Wind Systems A/S 144A (NON)                                  992,789
                                                                              --------------
                                                                                   2,789,530

Finland (7.6%)
--------------------------------------------------------------------------------------------
      44,877     Helsingin Puhelin Oyj (Helsinki Telephone Corp.)-Class E          1,972,781
      17,800     Helsingin Puhelin Oyj (Helsinki Telephone Corp.) 144A               782,483
      58,264     Huhtamaki I Free                                                  2,670,261
      57,541     KCI Konecranes International PLC                                  2,314,212
      59,864     Orion-yhtyma Class B                                              1,455,782
      73,825     Sampo Insurance Co., Ltd. Class A                                 2,692,932
     242,600     Sponda Oyj 144A (NON)                                             1,656,422
                                                                              --------------
                                                                                  13,544,873

France (13.2%)
--------------------------------------------------------------------------------------------
      19,453     Bouygues S. A.                                                    3,724,166
      27,900     Chargeurs S.A.                                                    1,743,720
      17,946     ISIS Holdings                                                     1,467,300
       1,200     ISIS Holdings 144A                                                   98,114
      11,700     M6 Metropole Television                                           1,889,047
      16,648     NRJ S.A.                                                          2,989,730
      42,197     Scor                                                              2,645,132
      15,008     Societe Television Francaise 1                                    2,222,277
      13,575     SPIR Communication                                                  920,179
      31,600     Strafor-Facom S.A.                                                2,446,624
      59,979     TRANSGENE S.A. (NON)                                                907,182
      16,850     Union des Assurances Federales                                    2,255,231
                                                                              --------------
                                                                                  23,308,702

Germany (5.5%)
--------------------------------------------------------------------------------------------
      20,720     Axa Colonia Konzern AG                                            2,359,237
      25,600     BERU AG (NON)                                                       580,063
      42,850     BERU AG 144A (NON)                                                  970,925
      15,991     Hannover Rueckversicherungs AG                                    1,816,228
      17,600     Hawesko Holding AG                                                  921,833
      13,197     Kamps AG (NON)                                                      552,223
      30,200     Kamps AG 144A (NON)                                               1,263,706
       1,966     Winkler & Duennebier AG (NON)                                        78,349
      29,500     Winkler & Duennebier AG 144A (NON)                                1,175,633
                                                                              --------------
                                                                                   9,718,197

Hong Kong (3.4%)
--------------------------------------------------------------------------------------------
     565,000     Asia Satellite Telecommunications Holdings Ltd.                     594,330
     644,000     Johnson Electric Holdings Ltd.                                    1,088,877
     575,000     Li & Fung Ltd.                                                      675,353
     566,000     Lui Chong Hing Bank Ltd.                                            297,691
      87,800     Peak International Ltd.                                           1,048,113
     536,000     Smartone Telecommunications                                       1,127,649
     358,000     VTech Holdings Ltd.                                               1,256,821
                                                                              --------------
                                                                                   6,088,834

Ireland (3.0%)
--------------------------------------------------------------------------------------------
      81,400     Esat Telecom Group PLC (NON)                                      1,790,800
     346,510     Greencore Group PLC                                               1,383,836
     271,700     Irish Life PLC                                                    2,150,768
                                                                              --------------
                                                                                   5,325,404

Italy (7.9%)
--------------------------------------------------------------------------------------------
   3,608,733     AEM SPA 144A                                                      4,409,518
     134,500     Banca Popolare Commercio de Industria SPA                         2,647,363
      83,741     Banca Popolare di Bergamo SPA                                     1,785,831
      46,200     Banca Popolare di Brescia SPA                                     1,061,135
      70,914     Industrie Natuzzi SPA ADR                                         1,613,294
     144,900     Marzotto & Figli SPA                                              1,620,207
     221,700     Unicem SPA                                                          870,188
                                                                              --------------
                                                                                  14,007,536

Japan (3.6%)
--------------------------------------------------------------------------------------------
      20,600     Aiful Corp.                                                         926,598
      47,000     Disco Corp.                                                       1,033,700
      61,000     Mitsumi Electric Company, Ltd.                                    1,133,877
     298,000     Nikko Securities Co. Ltd.                                           938,716
      25,000     Nippon Broadcasting System                                          984,392
      39,000     Taiyo Ink Manufacturing                                           1,405,605
                                                                              --------------
                                                                                   6,422,888

Liechtenstein (1.5%)
--------------------------------------------------------------------------------------------
       2,711     Liechtenstein Global Trust AG                                     2,741,060

Netherlands (6.5%)
--------------------------------------------------------------------------------------------
      25,900     Beter Bed Holding N.V.                                              914,225
      38,164     Brunel International N.V.                                         1,270,145
      65,700     Equant N.V. (NON)                                                 2,771,588
      64,771     Nutreco Holding N.V.                                              2,318,966
      13,978     Nutreco Holding N.V. 144A                                           500,448
      49,917     Samas Groep N.V.                                                  2,642,976
      48,400     Smit International N.V.                                           1,025,062
                                                                              --------------
                                                                                  11,443,410

New Zealand (0.2%)
--------------------------------------------------------------------------------------------
     309,400     Fletcher Challenge Building                                         359,110

Norway (1.2%)
--------------------------------------------------------------------------------------------
     197,000     Merkantildata ASA                                                 2,217,413

Poland (1.0%)
--------------------------------------------------------------------------------------------
      69,200     Bank Handlowy 144A GDS                                              768,889
      43,500     Bank Handlowy 144A                                                  483,333
      45,100     Bank Handlowy W Warszawie, GDR                                      480,315
                                                                              --------------
                                                                                   1,732,537

Portugal (2.0%)
--------------------------------------------------------------------------------------------
      51,800     Cimpor-Cimentos de Portugal, SGPS, S.A.                           1,566,996
      11,900     Telecel-Comunicacaoes Pessoais, S.A.                              1,948,612
                                                                              --------------
                                                                                   3,515,608

Singapore (1.1%)
--------------------------------------------------------------------------------------------
   2,981,500     Courts Ltd.                                                         420,522
     247,000     GP Batteries International Ltd.                                     270,341
     508,000     Keppel Bank                                                         289,467
     370,000     Venture Manufacturing Ltd. (NON)                                    939,351
                                                                              --------------
                                                                                   1,919,681

Spain (8.5%)
--------------------------------------------------------------------------------------------
      12,300     Azkoyen S. A.                                                     1,748,432
      41,422     Banco Pastor S.A.                                                 2,211,504
      44,512     Cementos Portland, S.A.                                           1,550,525
      76,773     Centros Comerciales Continente, S.A.                              2,016,011
      18,448     CF Alba Spain S. A.                                               2,125,573
     107,627     Inmobiliaria Metropolitana Vasco Central S.A.                     2,667,604
      22,200     Miquel Y Costas S.A.                                                832,797
      80,130     Superdiplo S.A. (NON)                                             1,986,073
                                                                              --------------
                                                                                  15,138,519

Sweden (1.5%)
--------------------------------------------------------------------------------------------
     311,200     Hufvudstaden AB Class A                                           1,023,684
      57,875     Seco Tools AB Class B                                             1,652,340
                                                                              --------------
                                                                                   2,676,024

Switzerland (16.0%)
--------------------------------------------------------------------------------------------
       7,761     Danzas Holding AG                                                 2,097,568
       6,649     Edipresse S.A.                                                    2,128,786
       3,410     Forbo Holding AG                                                  1,536,036
       3,836     Georg Fischer AG                                                  1,156,383
       2,997     Hilti AG                                                          2,035,385
       1,098     Julius Baer Holdings AG                                           3,043,659
       2,354     Kuehne & Nagel Intl. AG                                           1,566,071
       9,333     Publicitas Holding S.A.                                           2,781,143
         848     SAIA-Burgess Electronics AG                                         196,868
       7,000     SAIA-Burgess Electronics AG 144A                                  1,625,087
       5,925     Sairgroup AG                                                      1,476,117
       8,128     Sika Finanz AG                                                    2,579,781
       1,083     Verwaltungs-und Privat-Bank AG                                    3,227,235
       4,291     Zellweger Luwa AG                                                 2,973,666
                                                                              --------------
                                                                                  28,423,785

United Kingdom (6.1%)
--------------------------------------------------------------------------------------------
   1,194,413     Aegis Group PLC                                                   1,773,422
     298,100     Aegis Group PLC 144A                                                442,608
      29,250     ARM Holdings PLC (NON)                                              564,336
     461,461     Avis Europe PLC 144A ADR                                          1,858,063
     375,000     Dialogic Corp. PLC (NON)                                          1,207,944
     402,680     Securicor Group PLC (NON)                                         3,512,996
     151,064     Viridian Group PLC                                                1,394,048
                                                                              --------------
                                                                                  10,753,417
                                                                              --------------
                 Total Common Stocks (cost $165,240,873)                      $  167,461,306

SHORT-TERM INVESTMENTS (5.5%) (a) (cost $9,766,568)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
  $9,765,000     Interest in $750,000,000 joint tri-party repurchase agreement dated August 31, 1998 with Goldman Sachs due
                    September 1, 1998 with respect to various
                    U.S. Treasury obligations -- maturity value of $9,766,568
                    for an effective yield of 5.78%                           $    9,766,568
--------------------------------------------------------------------------------------------
                 Total Investments (cost $175,007,441) (b)                    $  177,227,874
--------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $177,379,628.

  (b) The aggregate identified cost on a tax basis is $175,851,360, resulting in gross unrealized appreciation and depreciation of $18,727,320 and $17,350,806, respectively, or net unrealized appreciation of $1,376,514.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule
      144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, GDR or GDS after the name of a foreign holding stands for American Depository
      Receipts, Global Depository Receipts or Global Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentration greater than 10% at August 31, 1998 (as a percentage of net assets):

               Insurance and Finance     21.2%

      The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
August 31, 1998

Assets
-------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $175,007,441) (Note 1)                                                     $177,227,874
--------------------------------------------------------------------------------------------------------
Cash                                                                                                 236
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                        195,481
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         1,095,252
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 5,652,088
--------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                         3,024
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 184,173,955

Liabilities
--------------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                                 386,701
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                               4,636,629
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                       950,773
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                     568,324
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                        80,250
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                        666
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       1,190
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           122,330
--------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                            55
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                            47,409
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                              6,794,327
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $177,379,628

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                             $171,403,327
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                       (131,777)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                                 3,973,319
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                              2,134,759
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                  $177,379,628

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($95,404,117 divided by 7,710,988 shares)                                                         $12.37
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.37)*                                           $13.12
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($73,176,320 divided by 5,973,738 shares)**                                                       $12.25
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,799,191 divided by 715,237 shares)                                                            $12.30
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.30)*                                           $12.75
--------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended August 31, 1998

Investment income:
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $298,197)                                                    $2,404,252
--------------------------------------------------------------------------------------------------------
Interest                                                                                         563,606
--------------------------------------------------------------------------------------------------------
Total investment income                                                                        2,967,858

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               1,604,682
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                   496,755
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                 15,681
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                   6,944
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            176,161
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                            567,246
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                             48,519
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                       246
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           19,266
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                 22,979
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          26,618
--------------------------------------------------------------------------------------------------------
Legal                                                                                              4,478
--------------------------------------------------------------------------------------------------------
Postage                                                                                           27,491
--------------------------------------------------------------------------------------------------------
Other                                                                                             12,838
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                 3,029,904
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                       (54,171)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                   2,975,733
--------------------------------------------------------------------------------------------------------
Net investment loss                                                                               (7,875)
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                               4,010,399
--------------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                     (218,326)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                                10,905
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                       926,359
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                        4,729,337
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          $4,721,462
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                             Year ended August 31
                                                                   ------------------------------------
                                                                                1998                1997
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment loss                                                    $      (7,875)        $   (55,058)
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                              3,792,073           5,150,993
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
asset and liabilities in foreign currencies                                  937,264           1,045,488
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       4,721,462           6,141,423
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                 (159,691)            (61,397)
--------------------------------------------------------------------------------------------------------
    Class B                                                                       --             (25,675)
--------------------------------------------------------------------------------------------------------
    Class M                                                                     (432)             (3,552)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                               (2,453,405)            (33,131)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (2,132,632)            (14,909)
--------------------------------------------------------------------------------------------------------
    Class M                                                                 (237,711)             (1,855)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         98,406,679          70,805,726
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                              98,144,270          76,806,630

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                         79,235,358           2,428,728
--------------------------------------------------------------------------------------------------------
End of year (including distributions in
excess and undistributed
net investment income of $131,777
and $236,529, respectively)                                             $177,379,628         $79,235,358
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       For the period
Per-share                                                                                               Dec. 28, 1995+
operating performance                                                          Year ended August 31        to Aug. 31
-------------------------------------------------------------------------------------------------------------------------
                                                                               1998             1997             1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                          $11.66            $9.47            $8.50
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                .05              .02              .04
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                            1.25             2.28              .93
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                          1.30             2.30              .97
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                              (.04)            (.07)              --
-------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                 (.55)            (.04)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (.59)            (.11)              --
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                $12.37           $11.66            $9.47
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                     11.77            24.44            11.41*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                              $95,404          $40,687           $2,429
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                      1.92             2.10 (d)         1.26*(d)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                       .35              .15 (d)          .44*(d)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                        89.50           126.65            55.87*
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    For the period
Per-share                                                                              Year ended October 30, 1996+
operating performance                                                                   August 31     to August 31
-------------------------------------------------------------------------------------------------------------------------
                                                                                             1998             1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                        $11.60            $9.82
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                             (.05)            (.06)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                          1.25             1.94
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                        1.20             1.88
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                              --             (.06)
-------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                               (.55)            (.04)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (.55)            (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                              $12.25           $11.60
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                   10.94            19.35*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                            $73,176          $34,463
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                    2.67             2.39*(d)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                    (.43)            (.50)*(d)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                      89.50           126.65
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    For the period
Per-share                                                                              Year ended October 30, 1996+
operating performance                                                                   August 31     to August 31
-------------------------------------------------------------------------------------------------------------------------
                                                                                             1998             1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                        $11.62            $9.82
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                             (.02)            (.03)(c)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                          1.25             1.93
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                        1.23             1.90
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                              -- (e)         (.06)
-------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                               (.55)            (.04)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (.55)            (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                              $12.30           $11.62
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                   11.20            19.56*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                             $8,799           $4,086
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                    2.42             2.18*(d)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                    (.18)            (.26)*(d)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                      89.50           126.65
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam International Voyager Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing primarily in equity securities of a number of different countries and under normal market conditions it will invest primarily in at least three different countries other than the United States.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U. S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post October loss deferrals, organization costs, foreign taxes and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $200,308 to decrease undistributed net investment income and $3 to decrease paid-in-capital, with an increase to accumulated net realized gains of $200,311. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998 fund expenses were reduced by $54,171 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $790 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $157,672 and $9,402 from the sale of class A and class M shares, respectively and received $82,243 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $63 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $198,824,126 and $109,841,176 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                  Year ended
                                August 31, 1998
----------------------------------------------------
Class A                      Shares         Amount
----------------------------------------------------
Shares sold                 6,331,000    $82,848,055
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 224,603      2,461,648
----------------------------------------------------
                            6,555,603     85,309,703
Shares
repurchased                (2,333,574)   (30,360,221)
----------------------------------------------------
Net increase                4,222,029    $54,949,482
----------------------------------------------------

                                  Year ended
                                August 31, 1997
----------------------------------------------------
Class A                      Shares         Amount
----------------------------------------------------
Shares sold                 5,364,541    $58,632,380
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                   8,877         88,147
----------------------------------------------------
                            5,373,418     58,720,527

Shares
repurchased                (2,140,948)   (23,963,526)
----------------------------------------------------
Net increase                3,232,470    $34,757,001
----------------------------------------------------

                                  Year ended
                                August 31, 1998
----------------------------------------------------
Class B                      Shares         Amount
----------------------------------------------------
Shares sold                 4,028,457    $51,974,706
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 180,293      1,967,001
----------------------------------------------------
                            4,208,750     53,941,707
Shares
repurchased                (1,205,658)   (15,283,453)
----------------------------------------------------
Net increase                3,003,092    $38,658,254
----------------------------------------------------

                     For the period October 30, 1996
                     (commencement of operations) to
                              August 31, 1997
----------------------------------------------------
Class B                      Shares         Amount
----------------------------------------------------
Shares sold                 3,287,600    $35,748,997
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                   3,637         36,113
----------------------------------------------------
                            3,291,237     35,785,110
Shares
repurchased                  (320,591)    (3,515,037)
----------------------------------------------------
Net increase                2,970,646    $32,270,073
----------------------------------------------------

                                  Year ended
                                August 31, 1998
----------------------------------------------------
Class M                      Shares         Amount
----------------------------------------------------
Shares sold                   482,034     $6,367,558
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  21,553        235,566
----------------------------------------------------
                              503,587      6,603,124

Shares
repurchased                  (139,901)    (1,804,181)
----------------------------------------------------
Net increase                  363,686     $4,798,943
----------------------------------------------------

                     For the period October 30, 1996
                     (commencement of operations) to
                            August 31, 1997
----------------------------------------------------
Class M                      Shares         Amount
----------------------------------------------------
Shares sold                   379,922     $4,076,595
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     570          5,665
----------------------------------------------------
                              380,492      4,082,260

Shares
repurchased                   (28,941)      (303,608)
----------------------------------------------------
Net increase                  351,551     $3,778,652
----------------------------------------------------

At August 31, 1998, Putnam Investments, Inc. owned
250,542 of class A shares (3.2% of class A shares outstanding), valued at $3,099,205.



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,760,387 as capital gain, which includes
$47,233 as 20% capital gain, for its taxable year ended August 31, 1998.

For the period, interest and dividends from foreign countries were $2,683,813. Taxes paid to foreign countries were $298,197.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio


* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Omid Kamshad
Vice President and Fund Manager

Justin M. Scott
Vice President and Fund Manager

Joshua Byrne
Vice President and Fund Manager

Nigel Hart
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer



This report is for the information of shareholders of Putnam International Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------

Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------


AN011-45950   8/98